Related parties (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term benefits:
Wages	$ 8	$ 10	$ 11
Direct and indirect benefits	1	1	1
Profit sharing program (“PLR”)	6	11	11
Total short-term benefits	15	22	23
Long-term benefits:
Shares based	9	10	14
Severance	8	3	2
Total short and long-term benefits	$ 32	$ 35	$ 39